World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	202,309,064.09	19,659
Yield Supplement Overcollateralization Amount at 03/31/15	1,431,340.12	0
Receivables Balance at 03/31/15	203,740,404.21	19,659
Principal Payments	11,210,378.71	662
Defaulted Receivables	247,373.52	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	1,286,683.73	0
Pool Balance at 04/30/15	190,995,968.25	18,980

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	20.45%

Prepayment ABS Speed	1.31%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.26%
Weighted Average APR, Yield Adjusted	5.00%
Weighted Average Remaining Term	29.75

Delinquent Receivables:
Past Due 31-60 days	3,310,532.92	245
Past Due 61-90 days	786,000.38	64
Past Due 91 + days	91,122.86	17
Total	4,187,656.16	326

Total 31+ Delinquent as % Ending Pool Balance	2.19%

Recoveries	216,352.74

Aggregate Net Losses/(Gains) - April 2015	31,020.78
Current Net Loss Ratio (Annualized)	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Flow of Funds	$ Amount

Collections	12,147,378.57
Advances	1,397.89
Investment Earnings on Cash Accounts	1,244.06
Servicing Fee	(169,783.67)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,980,236.85

Distributions of Available Funds
(1) Class A Interest	115,209.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	2,071,021.50
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,242,074.34
(7) Distribution to Certificateholders	528,413.86
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,980,236.85

Servicing Fee	169,783.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 04/15/15	193,066,989.75
Principal Paid	11,313,095.84
Note Balance @ 05/15/15	181,753,893.91

Class A-1
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-2
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-3
Note Balance @ 04/15/15	46,456,989.75
Principal Paid	11,313,095.84
Note Balance @ 05/15/15	35,143,893.91
Note Factor @ 05/15/15	13.6746669%

Class A-4
Note Balance @ 04/15/15	127,670,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	127,670,000.00
Note Factor @ 05/15/15	100.0000000%

Class B
Note Balance @ 04/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	18,940,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	138,727.15
Total Principal Paid	11,313,095.84
Total Paid	11,451,822.99

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	24,777.06
Principal Paid	11,313,095.84
Total Paid to A-3 Holders	11,337,872.90

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1535595
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5226595
Total Distribution Amount	12.6762190

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0964088
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.0198282
Total A-3 Distribution Amount	44.1162370

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	183.06
Noteholders' Principal Distributable Amount	816.94

Account Balances	$ Amount

Advances
Balance as of 03/31/15	33,596.55
Balance as of 04/30/15	34,994.44
Change	1,397.89

Reserve Account
Balance as of 04/15/15	2,310,518.58
Investment Earnings	197.10
Investment Earnings Paid	(197.10)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58